Shareholders’ Deficit (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Aug. 30, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, shares authorized	555,000,000	555,000,000		555,000,000
Common stock par value	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Voting Rights	Holders of the Company’s ordinary shares are entitled to one vote for each share
Ordinary shares, shares outstanding	46,527,999	46,527,999	46,527,999	33,980,753
Warrant expire period	5 years	5 years
Warrant exercise price per share	$ 0.01	$ 0.01
Shares issued price per share	$ 18.00	$ 18.00
Ordinary shares, shares issued		46,527,999	46,527,999	33,980,753
Sale of stock description		In addition, if (x) the Company issues additional ordinary share or equity-linked securities in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary share during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value and the Newly Issued Price.
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding	9,999,940	9,999,940	9,999,880	9,999,940
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding	7,796,842	7,796,842		7,796,842
Warrants issues		1,500,000
P I P E Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding	136,110	136,110